Statements of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($)		Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 19, 2021
Beginning balance, shares at Oct. 19, 2021
Issuance of Shares at Initial Public Offering
Issuance of Shares at Initial Public Offering, shares
Deferred underwriting compensation
Sale of Private Placement Units
Sale of Private Placement Units, shares
Underwriter’s fees and other issuance costs
Remeasurement of Class A common stock to redemption value
Remeasurement of Class A common stock to redemption value, shares
Class A Common Stock Measurement Adjustment
Remeasurement of Class A common stock subject to possible redemption to redemption amount
Issuance of Class B common stock to Sponsor	[1]		$ 216	24,784		25,000
Issuance of Class B common stock to Sponsor, shares			2,156,250
Net income (loss)					(5,000)	(5,000)
Ending balance, value at Nov. 30, 2021			$ 216	24,784	(5,000)	20,000
Ending balance, shares at Nov. 30, 2021			2,156,250
Issuance of Shares at Initial Public Offering		$ 863		86,249,137		86,250,000
Issuance of Shares at Initial Public Offering, shares		8,625,000
Deferred underwriting compensation				(3,018,750)		(3,018,750)
Sale of Private Placement Units		$ 47		4,737,453		4,737,500
Sale of Private Placement Units, shares		473,750
Underwriter’s fees and other issuance costs				(2,200,348)		(2,200,348)
Remeasurement of Class A common stock to redemption value		$ (863)		(87,111,637)		(87,112,500)
Remeasurement of Class A common stock to redemption value, shares		(8,625,000)
Class A Common Stock Measurement Adjustment				(1,319,361)	(1,319,361)
Net income (loss)					(45,510)	(45,510)
Ending balance, value at Feb. 28, 2022		$ 47	$ 216		(1,369,871)	(1,369,608)
Ending balance, shares at Feb. 28, 2022		473,750	2,156,250
Beginning balance, value at Nov. 30, 2021			$ 216	24,784	(5,000)	20,000
Beginning balance, shares at Nov. 30, 2021			2,156,250
Net income (loss)						14,650
Ending balance, value at Aug. 31, 2022		$ 47	$ 216		(1,466,510)	(1,466,247)
Ending balance, shares at Aug. 31, 2022		473,750	2,156,250
Beginning balance, value at Feb. 28, 2022		$ 47	$ 216		(1,369,871)	(1,369,608)
Beginning balance, shares at Feb. 28, 2022		473,750	2,156,250
Net income (loss)					(61,972)	(61,972)
Ending balance, value at May. 31, 2022		$ 47	$ 216		(1,431,843)	(1,431,580)
Ending balance, shares at May. 31, 2022		473,750	2,156,250
Remeasurement of Class A common stock subject to possible redemption to redemption amount					(156,799)	(156,799)
Net income (loss)					122,132	122,132
Ending balance, value at Aug. 31, 2022		$ 47	$ 216		$ (1,466,510)	$ (1,466,247)
Ending balance, shares at Aug. 31, 2022		473,750	2,156,250

[1]	Includes an aggregate of up to 281,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).